Trade and Other Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables [Abstract]
Risk percentage	74.00%	81.00%
Derecognized accounts receivable net book value (in Dollars)	$ 158,812